Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000028113
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(1.50%)	(0.64%)	1.49%
C000057412
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028115
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	1.06%	(0.54%)	1.16%
C000057411
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000135460
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000028113
Average Annual Return [Line Items]
Average Annual Return, Percent	2.84%	0.22%	1.93%
Without Sales Load [Member] | C000057412
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%	0.47%	2.19%
Without Sales Load [Member] | C000028115
Average Annual Return [Line Items]
Average Annual Return, Percent	2.05%	(0.54%)	1.16%
Without Sales Load [Member] | C000057411
Average Annual Return [Line Items]
Average Annual Return, Percent	2.93%	0.42%	2.17%
Without Sales Load [Member] | C000135460
Average Annual Return [Line Items]
Average Annual Return, Percent	2.83%	0.47%	2.22%
Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	3.06%	0.36%	2.32%
Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	3.06%	0.36%	2.32%
Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	3.06%	0.36%	2.32%
Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	3.06%	0.36%	2.32%
Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	3.06%	0.36%	2.32%